Land Use Rights, Net	12 Months Ended
May 31, 2017
Text Block [Abstract]
Land Use Rights, Net
9.	LAND USE RIGHTS, NET

Land use rights consisted of the following:

	As of May 31,
	2016	2017
	US$	US$
Land use rights	5,178	5,003
Less: accumulated amortization	(1,201)	(1,307)
Exchange differences	(71)	(28)

Land use rights, net	3,906	3,668

Amortization expenses for land use rights for the years ended May 31, 2015, 2016 and 2017 were US$116, US$112 and US$106, respectively. The Group expects to recognize US$106 in amortization expense for each of the next five years and US$3,138 thereafter.